Document and Entity Information	Oct. 20, 2022
Cover [Abstract]
Entity Registrant Name	QuantumScape Corporation
Amendment Flag	false
Entity Central Index Key	0001811414
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39345
Entity Tax Identification Number	85-0796578
Entity Address, Address Line One	1730 Technology Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	452-2000
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	QS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31